RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Trade payables (Note 13)	Rp 2,460,000,000,000	Rp 2,842,000,000,000
Total trade payables	2,460,000,000,000	2,842,000,000,000
% of total liabilities	2.83	3.83
Ministry of Finance
Transactions with related parties
Trade payables (Note 13)	29,000,000,000
% of total liabilities	0.03
Entities under common control
Transactions with related parties
Trade payables (Note 13)	1,894,000,000,000	2,473,000,000,000
% of total liabilities	2.19	3.33
MoCI
Transactions with related parties
Trade payables (Note 13)	1,561,000,000,000	1,288,000,000,000
% of total liabilities	1.81	1.74
Indosat
Transactions with related parties
Trade payables (Note 13)	225,000,000,000	275,000,000,000
% of total liabilities	0.26	0.37
Others
Transactions with related parties
Trade payables (Note 13)	108,000,000,000	910,000,000,000
% of total liabilities	0.12	1.22
Other related entities
Transactions with related parties
Trade payables (Note 13)	490,000,000,000	368,000,000,000
% of total liabilities	0.56	0.50
Kopegtel
Transactions with related parties
Trade payables (Note 13)	206,000,000,000	170,000,000,000
% of total liabilities	0.24	0.23
Yakes
Transactions with related parties
Trade payables (Note 13)	55,000,000,000	47,000,000,000
% of total liabilities	0.06	0.06
Kisel
Transactions with related parties
Trade payables (Note 13)	53,000,000,000	18,000,000,000
% of total liabilities	0.06	0.02
Bangtelindo
Transactions with related parties
Trade payables (Note 13)	36,000,000,000	26,000,000,000
% of total liabilities	0.04	0.04
SPM
Transactions with related parties
Trade payables (Note 13)	36,000,000,000	26,000,000,000
% of total liabilities	0.04	0.04
Others
Transactions with related parties
Trade payables (Note 13)	104,000,000,000	81,000,000,000
% of total liabilities	0.12	0.11
Associated companies
Transactions with related parties
Trade payables (Note 13)	47,000,000,000	1,000,000,000
% of total liabilities	Rp 0.05	Rp 0.00